Subsequent Events (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 02, 2024	Mar. 21, 2024	Jan. 21, 2024	Dec. 06, 2023	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events (Details) [Line Items]
Purchase amount			$ 2,000,000
Represents payment		$ 100,000	401,142
Payment received amount			521,143
Transaction fees			120,000	$ 75,000
Balance Repayable Amount		2,000,000
Accruing interest rate, percentage					3.10%
Total repayment					$ 2,900,000
Percentage of future sales					15.00%
Non-adjusting events after reporting period [member]
Subsequent Events (Details) [Line Items]
Received an advance			$ 339,813			$ 200,000
Instalments Repayable			196 days			10 months
Repayable advance value			$ 17,476.11			$ 27,690
Interest balance		1,478,857
Principal interest	$ 521,143
Advance received		$ 2,000,000